Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Future Minimum Rental Payments for Operating Leases

The following table presents the future minimum lease payments under the non-cancelable operating leases as of December 31, 2020 as follows:

Year Ended December 31,	Minimum Lease Payments
2021	$359
2022	95
2023	—
2024	—
2025	—